First Trust S&P 500 Diversified Dividend Aristocrats ETF Average Annual Total Returns			12 Months Ended	60 Months Ended	90 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Sector-Neutral Dividend Aristocrats Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		11.64%
Nasdaq Riskalyze US Large Cap Select Dividend(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			13.74%	10.41%	10.88%
Nasdaq US 500 Large Cap(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			25.61%	14.59%	14.42%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%	14.35%
First Trust S&P 500 Diversified Dividend Aristocrats ETF
Prospectus [Line Items]
Average Annual Return, Percent			11.10%	8.92%	9.67%
Performance Inception Date		Jun. 20, 2017
First Trust S&P 500 Diversified Dividend Aristocrats ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.97%	7.77%	8.43%
First Trust S&P 500 Diversified Dividend Aristocrats ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.57%	6.46%	7.13%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[2]	On October 3, 2023, the Fund’s underlying index changed from the Nasdaq Riskalyze US Large Cap Select DividendTM Index to the S&P 500® Sector-Neutral Dividend Aristocrats Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.